CONVERTIBLE DEBENTURES (Narrative) (Details) - CAD ($)				1 Months Ended					12 Months Ended
	Dec. 14, 2021	Nov. 13, 2018	Jun. 12, 2018	Nov. 16, 2021	Oct. 19, 2021	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds, notes and debentures	$ 95,300			$ 47,400							$ 1,954,300
Number of warrants issued	80,252
Cash debt issuance costs									$ 170,700
Deferred tax liabilities									833,756	989,191
Current interest payable									668,805	650,278
Loss on extinguishment of debt									0	$ 0	393,026
Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Number of warrants issued	80,253			36,114	4,267
June 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds, notes and debentures			$ 1,000,000
Term of convertible debentues			one year
Borrowings, interest rate			1.00%
Conversion price per share		$ 0.10	$ 0.20
Cash debt issuance costs			$ 76,791
June 2018 [Member] | Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Common shares issued			5,000,000
Number of warrants issued		5,000,000
Exercise price		$ 0.125	$ 0.25
Warrants term			1 year
Expiry date of warrants		Nov. 13, 2019
November 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds, notes and debentures		$ 500,000
Term of convertible debentues		seven months
Borrowings, interest rate		1.00%
Conversion price per share		$ 0.10
Cash debt issuance costs		$ 46,295
November 2018 [Member] | Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Number of warrants issued		5,000,000
Exercise price		$ 0.125
Warrants term		1 year
June 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Exercise price								$ 0.09
Expiry date of warrants								Nov. 13, 2019
Repayment of convertible debt								$ 750,000
June 2019 [Member] | Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Number of warrants issued								15,000,000
Exercise price								$ 0.09
Fair value of warrants								$ 300,000
September 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of penalty on outstanding principal							10.00%
Penalty on convertible debentures											$ 75,000
December 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of penalty on outstanding principal											1.00%
Additional percentage penalty on outstanding principal											2.00%
Penalty on convertible debentures											$ 7,500
March 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Number of share issued to existing lenders for extension of financing terms										714,286
Common shares issued										714,286
Fair value of common shares										$ 24,286
June 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of convertible debt						$ 745,000
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense									$ 0	19,280
Repayment of convertible debt										$ 745,000